Filed with the U.S. Securities and Exchange Commission on August 14, 2024
1933 Act Registration File No. 333-194652
1940 Act File No. 811- 22951

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	40	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	41	[	X	]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
 2020 East Financial Way, Suite 100
Glendora, California 91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7372

Jeff Smith
FundX Investment Group
101 Montgomery Street, Suite 2400
San Francisco, California 94104

(Name and Address of Agent for Service)
Copy to:
Steven G. Cravath, Esq.
Cravath & Associates, LLC
164 Willow Oak Avenue
Ocean View, Delware 19970
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

FundX Global Equity ETF – ONEX
FundX Future Fund Opportunities ETF — FFOX
(together, the “Funds”)

Listed on NYSE Arca, Inc.

PROSPECTUS

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

August 14, 2024

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SUMMARY SECTION
FundX Global Equity ETF
Investment Objective
The FundX Global Equity ETF (the “Global Equity ETF”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Equity ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.30%
Acquired Fund Fees and Expenses[2]	0.12%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers and/or Expense Reimbursements[3]	0.00%
Total Annual Fund Operating Expenses (after expense waivers/reimbursements)	1.12%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” (“AFFE”) are based on estimated amounts for the current fiscal year and are indirect fees and expenses that the Global Equity Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which will reflect the operating expenses of the Fund but will not include indirect expenses such as AFFE.
3 The Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2025 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$114	$356
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Portfolio Turnover
The Global Equity ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Equity ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Equity ETF’s performance. Because the Global Equity ETF is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
Under normal market conditions, the Global Equity ETF invests, directly or indirectly, at least 80% of its assets in equity securities of global issuers representing at least three non-US countries, through direct purchases of publicly traded companies and equity-based exchange-traded funds (“ETFs”). In general, equity-based ETFs are those ETFs that purchase equities securities, as opposed to fixed income securities, commodities or other specialty investments. The Global Equity ETF may also invest in both actively and passively managed index-based ETFs; however, the Global Equity ETF will not invest in any ETFs affiliated with the Advisor of Trust.
The Global Equity ETF seeks geographic diversification through investments in securities of issuers in the United States, Canada, developed markets in Europe and Asia, and developing markets. The Global Equity ETF invests across all market capitalizations. Generally, non-US securities are those securities that are issued by a foreign entity that is not primarily traded in the US Market. This could also include securities primarily denominated in a foreign currency.
The Advisor seeks diversification by equity asset class, industry sector and geographic region and relies on its in-depth fundamental research, view of market trends, analysis of a company’s competitive position, and review of the expected return of an asset class or company relative to the expected risk of any alternative equity asset class, the industry sector or company’s risk and general market conditions.
The Global Equity ETF is actively managed portfolio and is comprised of various asset types, including equity and equity related securities and ETFs. Equity related securities held by the Global Equity ETF may include convertible securities, single issuer equity options, preferred shares and warrants. The Global Equity ETF may also include exposure to publicly traded REITs.
The Global Equity ETF will not take direct exposure in derivative instruments. However, some of the underlying ETFs in which the Global Equity ETF invests may employ the use of derivatives securities, such as options or futures, which may involve greater risk relative to ETFs that do not employ such strategies.
The Global Equity ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Global Equity ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Global Equity ETF may increase the amount of income received by payments from the borrow when lending securities.
The Global Equity ETF intends to limit its investments in ETFs in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). With respect to investments in other ETFs, the Global Equity ETF relies on Section 12(d)(1)(F) of the 1940 Act that permits it to invest in unaffiliated investment companies subject to certain guidelines including that it (together with any affiliated investment company) may acquire no more than 3% of the outstanding voting securities of the unaffiliated investment company. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including ETFs. The acquisition of other ETFs by the Global Equity ETF is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by such other ETF or pursuant to Rule 12d1-4 under the 1940 Act, which permits the Global Equity ETF to invest in another ETF beyond the limits of Section 12(d)(1), subject to
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certain terms and conditions, including that the Global Equity ETF enter into an agreement with such other ETF regarding the terms of the investment.
Principal Risks
An investment in the Global Equity ETF entails risk. The Global Equity ETF cannot guarantee that it will meet its investment objective. Since the price of securities that the Global Equity ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Global Equity ETF. The following risks could affect the value of your investment:
ETF Risk. The Global Equity ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Global Equity ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Global Equity ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Global Equity ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Global Equity ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Global Equity ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Global Equity ETF’s transaction costs of selling portfolio securities, the Global Equity ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Global Equity ETF may pay significantly more or receive significantly less for shares than the Global Equity ETF’s NAV. Although it is expected that the market price of shares will approximate the Global Equity ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Global Equity ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Global Equity ETF’s NAV.
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
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Market Risk – Market risk is the risk that the value of Global Equity ETF’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
New Fund Risk. The Global Equity ETF is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Global Equity ETF will grow to or maintain an economically viable size.
Management Risk – Management risk describes the Global Equity ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Global Equity ETF.
Derivatives Risk. Derivatives fluctuate in their values may not correlate perfectly with the overall securities markets. The use of derivative instruments by underlying ETFs in which the Global Equity ETF invests indirectly exposes the Global Equity ETF to additional risks and transaction costs. Certain derivatives also have the potential for unlimited loss, regardless of the size of the initial investment. Using derivatives also can have a leveraging effect and increase volatility in an underlying ETF and, indirectly, the Global Equity ETF. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying ETF in which the Global Equity ETF invests. Use of derivatives may have different tax consequences for the Global Equity ETF than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders, which could indirectly affect the Global Equity ETF.
Emerging Markets Risk. In addition to developed markets, the Global Equity ETF may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Global Equity ETF considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In general, an emerging market country is a developing country that possesses some, but not all, characteristics of a developed economy. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Global Equity ETF may be required to establish special custody or other arrangements before making certain investments in those countries.
Foreign Securities Risk. The Global Equity ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
International Closed Market Trading Risk. To the extent that the underlying investments held by the Global Equity ETF trade on foreign exchanges that may be closed when the securities exchange on which the Global Equity ETF trades is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Global Equity ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Global Equity ETF’s NAV that may be greater than those experienced by other ETFs.
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Micro Capitalization Companies Risk. Micro capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro capitalization companies are more volatile than those of larger capitalization companies. Thus, the Global Equity ETF’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Global Equity ETF is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.
Real Estate Investment Trust (“REIT”) Risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Sector Risk. From time to time, the Global Equity ETF may concentrate its investments in one or more industry sectors. The Global Equity ETF is currently substantially invested in the industrials sector, and the Global Equity ETF’s performance is therefore affected by developments in this sector. The industrials sector consists of companies that may be particularly impacted by government regulation in the U.S. and elsewhere, as well as geopolitical events and economic conditions. In addition, companies in the industrials sector may be particularly impacted by litigation and threatened litigation, labor disputes and foreign exchange rates.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Global Equity ETF may lose money.
Convertible securities risk. Convertible securities are subject to both stock market risk associated with equity securities and the credit and interest rate risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Global Equity ETF’s investment in that issuer. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.
Performance
The Global Equity ETF is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Global Equity ETF will be presented in this section. Updated performance information will be available on the Global Equity ETF’s website at www.fundxetfs.com.
Investment Advisor
One Capital Management, LLC is the investment advisor to the Global Equity ETF.
Investment Sub-Advisor
The Future Fund LLC (the “Sub-Advisor”) is the investment sub-advisor to the small- and mid-cap portion of the Global Equity ETF’s portfolio.
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Portfolio Managers

Advisor
Name	Title	Managed the Fund Since
Steven R. Cowley, CFA	Portfolio Manager	July 2024 (the Fund’s inception)
Randol Curtis	Portfolio Manager	July 2024 (the Fund’s inception)
Sean McKeon	Portfolio Manager	July 2024 (the Fund’s inception)
Lance Messervy	Portfolio Manager	July 2024 (the Fund’s inception)

Sub-Advisor
Name	Title	Managed the Fund Since
Gary Black	Portfolio Manager	July 2024 (the Fund’s inception)
David Kalis	Portfolio Manager	July 2024 (the Fund’s inception)
Purchase and Sale of Fund Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Global Equity ETF throughout the trading day like any publicly traded security. The Global Equity ETF’s shares are listed on the Exchange. The price of the Global Equity ETF’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Global Equity ETF issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Global Equity ETF’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Global Equity ETF (bid) and the lowest price a seller is willing to accept for shares of the Global Equity ETF (ask) (the “bid-ask spread”). Recent information regarding the Global Equity ETF’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.fundxetfs.com.
Tax Information
The Global Equity ETF’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Global Equity ETF through a broker-dealer or other financial intermediary (such as a bank), the Global Equity ETF may pay for account servicing and the Advisor may pay the intermediary for the sale of Global Equity ETF shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Global Equity ETF over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION
FundX Future Fund Opportunities ETF
Investment Objective
The FundX Future Fund Opportunities ETF (the “Future Fund Opportunities ETF”) seeks to provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Future Fund Opportunities ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[1]	1.00%
Fee Waivers and/or Expense Reimbursements[2]	0.00%
Total Annual Fund Operating Expenses (after expense waivers/reimbursements)	1.00%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 The Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2025 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$102	$318
Portfolio Turnover
The Future Fund Opportunities ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Future Fund Opportunities ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
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Example, affect the Future Fund Opportunities ETF’s performance. Because the Future Fund Opportunities ETF is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Future Fund Opportunities ETF is an actively managed ETF that, under normal market conditions, will primarily invest in the equity securities of companies that the Adviser believes to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Adviser seeks to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Adviser analyzes companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Adviser believes can benefit from positive secular trends or “themes”) with reasonable valuations. The Adviser will sell a security when it believes the outlook for outperformance has deteriorated.
The Future Fund Opportunities ETF will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Future Fund Opportunities ETF may invest include common stock, preferred stock and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Future Fund Opportunities ETF may invest in foreign securities listed on foreign exchanges. The Future Fund Opportunities ETF’s investments in foreign equity securities will be in both developed and emerging markets.
The Adviser anticipates using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Adviser, however, may increase portfolio turnover, depending upon market conditions.
The Future Fund Opportunities ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Future Fund Opportunities ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Future Fund Opportunities ETF may increase the amount of income received by payments from the borrow when lending securities.
Principal Risks
An investment in the Future Fund Opportunities ETF entails risk. The Future Fund Opportunities ETF cannot guarantee that it will meet its investment objective. Since the price of the underlying ETFs that the Future Fund Opportunities ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Future Fund Opportunities ETF. The following risks could affect the value of your investment:
ETF Risk - The Future Fund Opportunities ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Future Fund Opportunities ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform
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these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk - The Future Fund Opportunities ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Future Fund Opportunities ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Future Fund Opportunities ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Future Fund Opportunities ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Future Fund Opportunities ETF’s transaction costs of selling portfolio securities, the Future Fund Opportunities ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Future Fund Opportunities ETF may pay significantly more or receive significantly less for shares than the Future Fund Opportunities ETF’s NAV. Although it is expected that the market price of shares will approximate the Future Fund Opportunities ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Future Fund Opportunities ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Future Fund Opportunities ETF’s shares trading at a price that is higher or lower than the Future Fund Opportunities ETF’s NAV.
Market Risk – Market risk is the risk that the value of Future Fund Opportunities ETF’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
New Fund Risk. The Future Fund Opportunities ETF is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Future Fund Opportunities ETF will grow to or maintain an economically viable size.
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Management Risk – Management risk describes the Future Fund Opportunities ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Future Fund Opportunities ETF.
Emerging Markets Risk – In addition to developed markets, the Future Fund Opportunities ETF may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Future Fund Opportunities ETF considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Future Fund Opportunities ETF may be required to establish special custody or other arrangements before making certain investments in those countries.
Foreign Securities Risk – The Future Fund Opportunities ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
Sector Emphasis Risk – The Future Opportunities ETF may have particular emphasis in one or more sectors, subjecting that Underlying ETF to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Future Fund Opportunities ETF may lose money.
Performance
The Future Fund Opportunities ETF is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Future Fund Opportunities ETF will be presented in this section. Updated performance information will be available on the Future Fund Opportunities ETF’s website at www.fundxetfs.com.
Investment Advisor
One Capital Management, LLC is the investment advisor to the Future Fund Opportunities ETF.
Investment Sub-Advisor
The Future Fund LLC (the “Sub-Advisor”) is the investment sub-advisor to the Future Fund Opportunities ETF.
Portfolio Managers

Name	Title	Managed the Future Fund Opportunities ETF Since
Gary Black	Portfolio Manager	July 2024 (the Fund’s inception)
David Kalis	Portfolio Manager	July 2024 (the Fund’s inception)
Purchase and Sale of Future Fund Opportunities ETF Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Future Fund Opportunities ETF throughout the trading day
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like any publicly traded security. The Future Fund Opportunities ETF’s shares are listed on the Exchange. The price of the Future Fund Opportunities ETF’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Future Fund Opportunities ETF issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Future Fund Opportunities ETF’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Future Fund Opportunities ETF (bid) and the lowest price a seller is willing to accept for shares of the Future Fund Opportunities ETF (ask) (the “bid-ask spread”). Recent information regarding the Future Fund Opportunities ETF’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.fundxetfs.com.
Tax Information
The Future Fund Opportunities ETF’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Future Fund Opportunities ETF through a broker-dealer or other financial intermediary (such as a bank), the Future Fund Opportunities ETF may pay for account servicing and the Advisor may pay the intermediary for the sale of Future Fund Opportunities ETF shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Future Fund Opportunities ETF over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES, STRATEGIES AND RISKS
Investment Objectives
The Global Equity ETF seeks long-term growth of capital. The Global Equity ETF’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to the Global Equity ETF’s shareholders.
The Future Fund Opportunities ETF seeks to provide capital appreciation. The Future Fund Opportunities ETF’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to the Future Fund Opportunities ETF’s shareholders.
Principal Investment Strategies
FundX Global Equity ETF
The Global Equity ETF invests in equity securities of global issuers, through direct purchases of publicly traded companies and equity-based ETFs.
The Global Equity ETF seeks geographic diversification through investments in securities of issuers in the United States, Canada, developed markets in Europe and Asia, and developing markets. The Global Equity ETF invests across all market capitalizations.
The Advisor seeks diversification by equity asset class, industry sector and geographic region and relies on its in-depth fundamental research, view of market trends, analysis of a company’s competitive position, and review of the expected return of an asset class or company relative to the expected risk of any alternative equity asset class, the industry sector or company’s risk and general market conditions.
The Global Equity ETF is actively managed portfolio that will invest in equities, equity related securities, and ETFs. Equity related securities held by the Global Equity ETF may include convertible securities, single issuer equity options, preferred shares and warrants. The Global Equity ETF may also include exposure to publicly traded REITs.
The Global Equity ETF intends to limit its investments in ETFs in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). With respect to investments in other ETFs, the Global Equity ETF relies on Section 12(d)(1)(F) of the 1940 Act that permits it to invest in unaffiliated investment companies subject to certain guidelines including that it (together with any affiliated investment company) may acquire no more than 3% of the outstanding voting securities of the unaffiliated investment company. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including ETFs. The acquisition of other ETFs by the Global Equity ETF is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by such other ETF or pursuant to Rule 12d1-4 under the 1940 Act, which permits the Global Equity ETF to invest in another ETF beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Global Equity ETF enter into an agreement with such other ETF regarding the terms of the investment.
The Global Equity ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Global Equity ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Global Equity ETF may increase the amount of income received by payments from a borrower when lending securities.
FundX Future Fund Opportunities ETF
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The Future Fund Opportunities ETF is an actively managed ETF that, under normal market conditions, will primarily invest in the equity securities of companies that the Adviser believes to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Adviser seeks to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Adviser then analyzes those companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Adviser believes can benefit from positive secular trends or “themes”) with reasonable valuations. The advisor will sell a security when it believes the outlook for outperformance has deteriorated.
The Future Fund Opportunities ETF may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Future Fund Opportunities ETF (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the 1940 Act. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Future Fund Opportunities ETF may increase the amount of income received by payments from a borrower when lending securities.
The Future Fund Opportunities ETF will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Future Fund Opportunities ETF may invest include common stock, preferred stock and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Future Fund Opportunities ETF may invest in foreign securities listed on foreign exchanges. The Future Fund Opportunities ETF’s investments in foreign equity securities will be in both developed and emerging markets.
The Adviser anticipates using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Adviser, however, may increase portfolio turnover, depending upon market conditions.
Principal Risks
An investment in the Funds entails risk. The Funds cannot guarantee that they will meet its investment objective. Since the price of securities that the Funds hold may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Funds. The following risks could affect the value of your investment:
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. A Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative
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instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.
Large-Capitalization Companies Risk. (Global Equity ETF only) Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
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Market Risk. Financial market risks affect the value of individual instruments in which the Funds invest. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
New Fund Risk. The Funds are recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.
Derivatives Risk. (Global Equity ETF only) Using derivatives can increase an underlying ETF’s losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the ETFs. Using derivatives also can have a leveraging effect and increase volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying ETFs. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. These risks are borne indirectly by the Global Equity ETF to the extent it invests in underlying ETFs that employ these strategies.
Management Risk – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment in a Fund is subject to the investment strategies used by the Advisor in selecting investments, including the ability of the Advisor in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Emerging Markets Risk. In addition to developed markets, the Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Future Fund Opportunities ETF considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social
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and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Funds may be required to establish special custody or other arrangements before making certain investments in those countries.
Foreign Securities Risk. The Funds may invest in the securities of foreign companies. As a result, the Funds would be subject to foreign securities risk. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominate in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.
International Closed Market Trading Risk. (Global Equity ETF only) To the extent that the underlying investments held by the Global Equity ETF trade on foreign exchanges that may be closed when the securities exchange on which the Global Equity ETF trades is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Global Equity ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Global Equity ETF’s NAV that may be greater than those experienced by other ETFs.
Micro-Cap & Small Capitalization Companies. (Global Equity ETF only) Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Funds’ share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Funds are a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.
Real Estate Investment Trust (“REIT”) Risk. (Global Equity ETF only) The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Sector Risk. From time to time, the Funds may concentrate its investments in one or more industry sectors. The Funds are currently substantially invested in the information technology sector, and the Funds’ performance is therefore affected by developments in this sector. Information technology companies may be particularly impacted by rapid changes in technology product cycles, product obsolescence, government regulation, and competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology may be more volatile than the overall market.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money. The Funds could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These could also trigger adverse tax consequences for the Funds.
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Regulations that took effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government.
Convertible Securities Risk. (Global Equity ETF only) A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is usually a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.
Convertible securities are subject to both stock market risk associated with equity securities and the credit and interest rate risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.
Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.fundxetfs.com.
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MANAGEMENT OF THE FUNDS
Investment Advisor
One Capital Management, LLC is the investment advisor to the Funds. The Advisor is located at 13075 Townsgate Road, Suite 350, Westlake Village, California 91361. As of June 30, 2024, the Advisor had approximately $6.9 million in assets under management.
The Advisor supervises the Funds’ investment activities and determines which investments are purchased and sold by the Funds. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. The Funds have entered into an investment advisory agreement with the Advisor. For the services it provides the Funds, the Funds pay the Advisor a management fee based on each Funds’ average daily net assets at the annual rate of the following: 0.70% for Global Equity ETF and 0.80% for the Future Fund Opportunities ETF.
Expense Limitation
Each Fund is responsible for its own operating expenses, subject to the following limitations.
The Adviser has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets of each Fund. The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2025.
A discussion regarding the basis of the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ first semi-annual or annual report to shareholders.
Manager-of-Managers Arrangement
Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisors to the Fund. The Trust and the Adviser will apply for exemptive relief from the SEC (the “Order”), which will permit the Adviser, on behalf of the Fund(s) and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisors and affiliated sub-advisors, including sub-advisors that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisors that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisors and recommending their hiring, termination and replacement, subject to oversight by the Board. Assuming the Order is granted, it will also provide relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisors and the aggregate fees payable to unaffiliated sub-advisors and sub-advisors affiliated with Adviser or its parent company, other than wholly-owned sub-advisors. The Order will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-advisor. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of each Fund has approved the operation of the Funds under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-advisor, including in the manner that is permitted by the Order.
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The Manager-of-Managers Structure will enable the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. Operation of the Funds under the Manager-of-Managers Structure will not permit management fees paid by a Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to a Sub-Advisor or material changes to sub-advisory agreements within 90 days of the change. There is no assurance the Order will be granted.
The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisors or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-advisor, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-advisor’s investment process, risk management, and historical performance with the goal of retaining sub-advisors for the Funds that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-advisor or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-advisor or its affiliates when making recommendations to the Board to appoint or to change a sub-advisor, or to change the terms of a sub-advisory agreement.

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Investment Sub-Advisor
The Adviser has retained The Future Fund LLC to serve as investment sub-advisor to the Funds. For the Future Fund Opportunities ETF, the Sub-Advisor is responsible for monitoring the daily holdings and performance of the portfolio, making changes to the holdings, and rebalancing the holdings as necessary. For the Global Equity ETF, the Sub-Advisor is responsible for monitoring the daily holdings and performance of the portfolio, making changes to the holdings, and rebalancing the holdings as necessary for the small- and mid-cap portion of the Fund’s portfolio. The Sub-Advisor, a registered investment adviser, is located at 330 N Wabash Avenue, Suite 2300, Chicago, Illinois, 60611. As of June 30, 2024, the Sub-Advisor had approximately $41 million in assets under management.
For its services, the Sub-Advisor is paid a fee by the Adviser. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Funds’ first annual or semi-annual report to shareholders.
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The Trust
The business of the Trust and the Funds is managed under the oversight of the Funds’ Board of Trustees. Additional information about the Board, as well as the Trust’s executive officers, may be found in the Funds’ SAI.
Portfolio Managers
Investment decisions for the Global Equity ETF are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization and, with respect to the small- and mid-cap portion of the Global Equity ETF’s portfolio, an investment committee consisting of senior portfolio managers and experienced investment professionals within the Sub-Advisor’s organization. No one person is solely responsible for the day-to-day management of the Global Equity ETF’s portfolio. The members of the investment committees are listed in the table below.

FundX Global Equity ETF
Name	Title	Years with the Advisor/Sub-Advisor
Steven R. Cowley, CFA	Portfolio Manager	20
Randol Curtis	Portfolio Manager	7
Sean McKeon	Portfolio Manager	34
Lance Messervy	Portfolio Manager	10
		Years with the Advisor/Sub-Advisor
Gary Black	Portfolio Manager	3
David Kalis	Portfolio Manager	3
Investment decisions for the Future Fund Opportunities ETF are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Sub-Advisor’s organization. No one person is solely responsible for the day-to-day management of the Future Fund Opportunities ETF’s portfolio. The members of the investment committee are listed in the table below.

FundX Future Fund Opportunities ETF
Name	Title	Years with the Advisor/Sub-Advisor
Gary Black	Portfolio Manager, Sub-Advisor	3
David Kalis	Portfolio Manager, Sub-Advisor	3
Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. There is no lead portfolio manager. There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committees. Each portfolio manager generally serves as a research analyst. Each investment committee discusses investment ideas and the overall structure of a portfolio. Investment decisions are then made collectively by each investment committee.
Below is a list of the portfolio managers of the Funds along with their business experience;
Steve R. Cowley, CFA holds a Bachelor of Arts degree in Finance from The University of Utah and is a Chartered Financial Analyst. Mr. Cowley is a member of the Los Angeles Society of Financial Analysts. He also serves on the Board of Directors for the Boy Scouts of America, Western Los Angeles County Council. Mr. Cowley serves on the investment committee for the FundX Global Equity ETF. Mr. Cowley has served as Chief Investment Officer at One Capital Mangement, LLC since April 2004.

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Lance Messervy earned both a Master of Science in Finance and a Bachelor of Science in Finance from the University of Utah. He is a CFA Level 2 candidate. Mr. Messervy began his career with One Capital Management in 2013 and leads the Private Client Portfolio Management Team. He is responsible for the investment decisions and active daily management of OCM’s globally diversified portfolios. In addition, Mr. Messervy directs the firm’s ETF research efforts. Lance serves on the investment committee for the FundX Global Equity ETF.
Randol Curtis holds an MBA in Finance and Entrepreneurial Management from Wharton School at the University of Pennsylvania. Prior to joining One Capital Management LLC in 2016, Mr. Curtis was a founding partner of C-QUADRAT Asset Management (UK) LLP, and past Executive Director at Morgan Stanley in London, UK, where he served as Lead Portfolio Manager of the Global Convertible Funds for both the Morgan Stanley Institutional Management (MSIM) and the Private Wealth Management Divisions in Europe. Mr. Curtis graduated with Distinction with a Bachelor of Science degree in Mechanical/Aerospace Engineering and a Bachelor of Arts degree in Economics from Cornell University. He serves on the investment committee for the FundX Global Equity ETF.
Sean McKeon joined FundX in 1990 and has directed hundreds of client accounts, many spanning multiple generations. He served as the Chief Compliance Officer from 2015-2022. Mr. McKeon serves on the investment committee for FundX ETF, FundX Aggressive ETF, FundX Conservative ETF, FundX Flexible ETF. He also serves as the Chief Compliance Officer for the FundX Investment Trust.
Gary Black is the managing partner and co-founder of The Future Fund LLC, an SEC registered investment advisor focused on investing in growth equities of companies that are changing the world. Mr. Black was awarded an M.B.A. from Harvard Business School and earned his B.S. in economics from The Wharton School of the University of Pennsylvania. He has extensive experience spanning nearly 30 years in top management positions at some of the most well-respected global investment management firms. Mr. Black has served as Portfolio Manager at The Future Fund LLC since January of 2021.

David Kalis is the co-founder of The Future Fund LLC, an SEC registered investment advisor focused on investing in growth equities of companies that will be instrumental in changing the world. Mr. Kalis is a Chartered Financial Analyst, awarded in 1994, and a member of the CFA Society of Chicago. He received a BA in Economics from the University of Michigan. David has been featured in a wide range of financial publications and is frequently called upon by the press for his expertise. Mr. Kalis has served as Portfolio Manager at The Future Fund LLC since January of 2021.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.
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SHAREHOLDER INFORMATION
Shares are or will be listed for secondary trading on the Exchange. When you buy or sell the Shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV per share for a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).
When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.
Frequent Purchases and Redemptions of Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of Shares of the Fund on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem the Funds’ shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Funds’ trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.
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DIVIDENDS, DISTRIBUTIONS, AND TAXES
Fund Distributions
The Funds intend to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.
Dividend Reinvestment Service
Brokers may make available to their customers who own Shares the Depository Trust Company (“DTC”) book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Funds. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Funds’ shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Tax Information
Below the Funds have summarized some important U.S. federal income tax considerations generally applicable to investments in the Funds. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Funds intend to elect and to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of SubChapter M of the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Funds’ failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds make distributions, you sell Shares, and you purchase or redeem Creation Units (APs only).
Taxes on Distributions
The Funds will generally make distributions of dividends from any net investment income and capital gains annually. Dividends of net investment income and distributions from the Funds’ net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income. Distributions from the Funds’ net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Funds. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Shares.
Distributions that the Funds report as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates of up to 20% if requirements, including holding period requirements, are satisfied. In general, the Funds may report their dividends as qualified dividend income to the extent derived from dividends paid to the Funds by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds receive in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of the dividends received from the Funds (but none of its capital gain distributions) may qualify for the dividends received deduction for corporations.
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A tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Funds and gain on the redemption of Shares.
Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and should be avoided by taxable investors.
Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.
The Funds will send you a report annually summarizing the amount and tax aspects of your distributions. The Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Shares, except in the case of exempt shareholders, which includes most corporations. The Funds will also be required to report tax basis information for such Shares and indicate whether these Shares had a short-term or long-term holding period. If a shareholder has a different basis for different Shares in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Funds calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Funds’ default method for calculating basis is first-in, first-out (“FIFO”). A shareholder may elect, on an account-by-account basis, to use a method other than FIFO by following procedures established by the Funds or their administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Funds’ default method, the new election will generally apply as if the FIFO method had never been in effect for such account. Shareholders should consult their tax advisors concerning the tax consequences of applying the Funds’ default method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Taxes on Sale of Shares
Each sale of Shares may be a taxable event. A sale may result in a capital gain or loss to you. Any capital gain or loss generally will be treated as short-term if you held the shares 12 months or less, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of capital gain distributions paid with respect to such shares. Any capital gain or loss generally will be treated as long-term if you held the shares for longer than 12 months. If you redeem your Shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The ability to deduct capital losses may be limited depending on your circumstances.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the
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exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisor with respect to the tax treatment of any creation or redemption transaction and whether the wash sale rules apply and when a loss might be deductible.
Gain or loss recognized by an AP upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
The Funds may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that they might not have recognized if they had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process was used.
Non-U.S. Investors
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than capital gain distributions) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
Backup Withholding
The Funds (or financial intermediaries, such as brokers, through which shareholders own Shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Foreign Taxes
To the extent the Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries.
Additional information concerning taxation of the Funds and their shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making its investment decisions. If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your own tax advisor concerning federal, state and local tax considerations of an investment in the Funds.
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DISTRIBUTION
Distributor
Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101, and is the distributor for the Shares. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.
Distribution and Shareholder Service Plan (Rule 12b-1)
The Funds have adopted a Distribution and Shareholder Service Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Exchange
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, or in the determination or calculation of the equation by which the shares are redeemable.
The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Advisor and the Funds make no representation or warranty, express or implied, to the owners of Shares or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.
Premium/Discount Information
Information regarding how often Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund will be available on the Fund’s website at www.fundxetfs.com.
Backup Withholding
The Funds (or financial intermediaries, such as brokers, through which shareholders own Shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. Taxes are not the primary consideration of the Funds in making its investment decisions. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.
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FINANCIAL HIGHLIGHTS
Financial information is not available because the Funds had not commenced operations prior to the date of this Prospectus.
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PRIVACY NOTICE
The Funds collect non‑public information about you from the following sources:
•Information we receive about you on applications or other forms,
•Information you give us orally, and
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

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FundX Global Equity ETF — ONEX
FundX Future Fund Opportunities ETF — FFOX

You can find more information about the Funds in the following documents:
•Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.
•Annual and Semi-annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-annual Reports to shareholders. In the Funds’ Annual Report, when available, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:
FundX Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
Telephone: 1-866-455‑FUND [3863]
www.fundxetfs.com
Shareholder Reports and other information about the Funds is also available:
‑    Free of charge from the Funds’ website at www.fundxetfs.com.
‑    Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
‑    For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811‑22951)
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STATEMENT OF ADDITIONAL INFORMATION
August 14, 2024
FundX Global Equity ETF — ONEX
FundX Future Fund Opportunities ETF — FFOX

Listed on NYSE Arca, Inc.

101 Montgomery Street, Suite 2400
San Francisco, California 94104
(415) 986-7979
This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated August 14, 2024, as may be revised, of the FundX Global Equity ETF (the "Global Equity ETF") and the FundX Future Fund Opportunities ETF (the "Future Fund Opportunities ETF") (together, the "Funds"), advised by One Capital Management, LLC (the “Advisor”), a series of FundX Investment Trust (the “Trust”). A copy of the Funds' Prospectus and/or annual report (when available) may be obtained by calling the number listed above or 1-866-455-FUND [3863] or on the Funds' website at www.fundxfunds.com.

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THE TRUST
The Trust is a Delaware Statutory trust organized on March 18, 2014, and is registered with the SEC as an open-end management investment company. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust consists of various series that represent separate investment portfolios, each of which are discussed in this SAI.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet its obligations.
As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.
INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of the Funds' investment policies and risks as set forth in its Prospectus.
The Funds are diversified (as described in fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI). Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.
Whenever an investment policy or limitation states a maximum percentage of the Funds' assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Funds' acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Funds, the Funds may receive stock, real estate or other investments that the Funds would not, or could not, buy. If this happens, the Funds would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market and Regulatory Risks
Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have in the past taken actions in order to prevent or lessen the impact of financial crises. The impact such actions have on securities held by the Funds is unknown. There can be no assurance that such measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can

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be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not take future legislative or regulatory action in response to economic instability or otherwise, and the effect of such actions, if taken, cannot be known.
Recent Economic Events
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Geopolitical tensions introduce uncertainty into global markets. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict present a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, the Red Sea crisis has led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.
Exchange-Traded Funds
The Funds will invest in ETFs. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and may be actively managed or may seek to replicate the performance, before fees and expenses, of an underlying index of securities. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Funds' investments in ETFs will involve duplication of advisory fees and other expenses since the Funds will be investing in another investment company. In addition, the Funds' investment in ETFs is also subject to its limitations on investments in investment

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companies discussed above. To the extent the Funds invest in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV. Investors in the Funds should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.
As purchasers of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Funds' portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.
To the extent the Funds invest in the equity securities of small or mid-sized companies it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Funds' portfolio.
Common Stock
The Funds may invest in common stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Funds invest is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Funds.
Preferred Stock
The Funds may invest in preferred stock. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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Convertible Securities and Warrants
The Funds may invest in convertible securities. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
The Funds may invest in warrants. A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Funds will not exercise the warrant and will lose its entire investment therein).
Fixed-Income Securities
The Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Fixed-income securities that will be eligible for purchase by the Funds include investment grade and high-yield corporate debt securities. Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. High-yield securities, or “junk bonds,” are rated less than investment grade.
High-yield debt securities generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.
Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after the Funds has acquired the security. If a security’s rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events. As a result, an issuer’s current

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financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.
Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.
Foreign Investments and Currencies
The Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).
Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Funds may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to the Funds; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.
In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Funds' ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations.
From time to time, the Funds may invest a significant portion of its assets in the securities of a single country or region. Substantial investment in a single country or region will subject the Funds to a greater extent, to the risks associated with investments in that region or country. The Funds will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.
Dividends and interest payable on the Funds' foreign securities may be subject to foreign withholding tax. The Funds may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Funds of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in the Funds under U.S. tax law, they will reduce the net return to the Funds' shareholders.

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To the extent the Funds invest in securities denominated in foreign currencies, the Funds will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Funds to the risk of fluctuating currency exchange rates pending settlement.
The Funds may invest in ADRs. ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. Investments in ADRs involve risks similar to direct investment in the underlying foreign security. Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation. Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.
Debt Securities
The Funds may invest in corporate and U.S. government debt securities. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. The Funds may invest in debt securities that are non-investment grade or are in default.
U.S. government debt securities include direct obligations of the U.S. government and obligations issued by U.S. government agencies and instrumentalities. Although certain securities issued by the U.S. government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. government, others are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. In addition, a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities or securities of U.S. government-sponsored entities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and those securities are neither guaranteed nor issued by the U.S. government. In the case of securities backed by the full faith and credit of the U.S. government, shareholders are primarily exposed to interest rate risk.
Options and Futures
Underlying ETFs may invest in options on equities, debt and stock indices (collectively, “options”). Underlying ETFs may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying ETFs may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.
The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission. In addition, an Underlying ETF’s ability to use Financial Instruments will be limited by tax considerations.

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The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:
(1)Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.
(2)Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.
(3)As described below, an Underlying ETF might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If an Underlying ETF were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Underlying ETF’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying ETF sell a portfolio security at a disadvantageous time. An Underlying ETF’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying ETF.
Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of an Underlying ETF’s assets to cover or hold in accounts could impede portfolio management or the Underlying ETF’s ability to meet redemption requests or other current obligations.
(4)Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying ETF on options transactions.
Options on Securities and Securities Indices
Underlying ETFs normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Underlying ETF, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. The Underlying ETF normally purchases put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle an Underlying ETF, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

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The Underlying ETF may purchase and sell options traded on U.S. and foreign exchanges. Although the Underlying ETF will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Underlying ETF would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.
Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Underlying ETF may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves the Underlying ETF giving another party, in return for a premium, the right to buy specified securities owned by the Underlying ETF at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Underlying ETF gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Underlying ETF’s ability to sell the underlying security is limited while the option is in effect unless the Underlying ETF effects a closing purchase transaction.
The Underlying ETFs may also write covered put options that give the holder of the option the right to sell the underlying security to the Underlying ETF at the stated exercise price. The Underlying ETF will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Underlying ETF will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Underlying ETF’s option orders.
Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, an Underlying ETF realizes a capital gain; if it is more, the Underlying ETF realizes a capital loss. Conversely, if an offsetting sale price is more than the original

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purchase price, an Underlying ETF realizes a capital gain; if it is less, the Underlying ETF realizes a capital loss. The transaction costs must also be included in these calculations. Underlying ETFs may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.
There are risks associated with these activities, including the following: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.
Underlying ETFs may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce an Underlying ETF’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying ETF’s return. No price is paid upon entering into futures contracts. Instead, an Underlying ETF would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.
Illiquid Securities
Typically, the Funds may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.
The Investment Company Act of 1940 provides that the Funds, is obliged to redeem shares held by the Funds only in an amount up to 1% of the Funds' outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of the Funds in excess of 1% of the Funds' outstanding securities may be considered not readily marketable securities; that, together with other such securities, may not exceed 15% of the Funds' net assets. (This limitation does not apply to the Funds' holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by the Funds on a securities exchange in a secondary market transaction.) However, because the Funds have elected to reserve the right to pay redemption requests by a distribution of securities from the Funds' portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, the Fund may make a redemption payment to the Funds by distributing securities from its portfolio instead of cash. Thus, it is possible that such Funds could hold securities distributed by the Funds until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause the Funds to incur additional costs.

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Lending of Portfolio Securities
The Funds may lend portfolio securities up to 33 1/3% of the Funds' total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. While securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered the equivalent collateral or letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay administrative and/or custodial fees in connection with the loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral. The Fund does not have the right to vote securities on loan but could terminate a loan and regain the right to vote.
The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize the risk by requiring that the value of the securities on loan be computed each day and additional collateral be furnished if required.
Short-Term Investments
The Funds may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes
The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.
Money Market Mutual Funds
The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of

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income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.
Repurchase Agreements
The Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., the Funds) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Funds engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.
If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.
Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. A Funds' right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Funds could suffer a loss.
Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of the Funds' net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, U.S. Treasuries, money market fund shares and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.
INVESTMENT RESTRICTIONS
The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the Funds' outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Funds.
The Funds:
1.May make loans to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by

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regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.
2.May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.
3.May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.
4.May purchase and sell commodities or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.
5.May not invest more than 25% of the market value of its total assets in the securities of companies engaged in one industry or group of related industries (does not apply to investments in other investment companies or securities of the U.S. Government, its agencies or instrumentalities). The Funds will consider the portfolio of underlying investment companies when determining compliance with its concentration policy.
6.May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.
7.May not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer (does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies).
In addition, the Global Equity ETF has adopted a non-fundamental policy to invest at least 80% of its net assets, directly or indirectly, in the particular type of investments suggested by its name. To the extent required by SEC regulations, shareholders of the Global Equity ETF will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in this policy.
If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Funds' portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”
Because the Funds are newly organized, portfolio turnover information is not yet available.

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PORTFOLIO HOLDINGS INFORMATION
The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Funds' portfolio holdings will not be distributed to any third party except in accordance with this policy. The Board considered the circumstances under which the Funds' portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds' shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Funds. After due consideration, the Board determined that the Funds has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Funds and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.
Disclosure of the Funds' complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Funds disclose their complete portfolio holding on the Funds' website at www.fundxfunds.com under the hotlink of the Funds' ticker symbol within five business days of each month-end. Portfolio holdings information posted on the Funds' website may be separately provided to any person, commencing on the day after it is first published on the Funds' website. In addition, the Funds may provide its complete portfolio holdings at the same time such information is filed with the SEC.
In the event of a conflict between the interests of the Funds and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s and the Trust’s CCO shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds' website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.
In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

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There is no assurance that the Funds' policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.
From time to time, the Advisor may make additional disclosure of the Funds' portfolio holdings on the Funds' website. Shareholders can access the Funds' website at www.fundxfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.
The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Funds' anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements through which the Funds offer and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.
TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018 – 2020).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment advisor) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment advisor and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010-Present). Trustee, Firsthand Funds (two portfolios) (2013-Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, an operator that sponsors iShares Gold Trust, iShares Silver Trust, and iShares S&P GSCI Commodity-Indexed Trust, and iShares Gold Trust Micro (2009-Present).
Interested Trustees(2) and Officers of the Trust
Janet Brown (born 1950) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	Managing Director, One Capital Management, LLC 2022 - present; President, FundX Investment Group, LLC, 1997 - 2022.	5	None
Sean McKeon (born 1957) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Treasurer Chief Compliance Officer	Indefinite Term; Since April 2014 Since August 2015	Managing Director, One Capital Management, LLC 2022 – present; Portfolio Manager, FundX Investment Group, LLC, 1990 - 2022.	N/A	N/A
Jeff Smith (born 1975) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President Secretary	Indefinite Term; Since March 2018 Indefinite Term; Since 2023	Managing Director, One Capital Management, LLC 2022 – present; Managing Partner, FundX Investment Group, LLC, 2001 - 2022.	N/A	N/A
(1)The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)The Trustees of the Trust who are “interested persons” of the Trust as defined under the 1940 Act (“Interested Trustees”). Janet Brown is an interested person of the Trust because she is Managing Director of the Advisor.

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Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Advisor as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Advisor provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The majority of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates. The Board has a designated Lead Independent Trustee and has established various committees comprised solely of Independent Trustees. One Trustee, the Chairperson of the Board, is an Interested Trustee. The Chairperson of the Board is an Interested Trustee because she is a Managing Director of the Advisor. The Board has taken into consideration the fact that Ms. Brown is an interested person of the Trust with respect to their selection of Ms. Brown to serve as the Chairperson of the Board of the Trust and the Board of Trustees has determined that having an interested person as Chairperson is appropriate and benefits shareholders because an interested Chairperson has a personal as well as a professional stake in the management of the Trust. As noted, the majority of the Board is comprised of Independent Trustees and the Board believes that maintaining a Board that has a majority of Independent Trustees allows the Board to operate in a manner that provides for an appropriate level of independent oversight and action. In accordance with applicable regulations regarding the governance of the Trust, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board during which they review matters relating to their independent oversight of the Trust. Currently, Mr. Keeling serves as Lead Independent Trustee of the Board. In his role as Lead Independent Trustee, Mr. Keeling acts as the key liaison with the Advisor to ensure that the interests of the Independent Trustees are taken into consideration in connection with the ongoing management and operation of the Funds. Specifically, Mr. Keeling reviews and approves the agenda for each Board meeting, facilitates communications between the Independent Trustees and the Advisor, chairs the separate quarterly sessions of the Independent Trustees and presides at meetings of the Board at which the Chairperson of the Board is not present, among other duties. This permits the Independent Trustees to have a greater role in the leadership of the Funds. Finally, the Independent Trustees have determined that because they comprise a majority of the Board and because they have designated a Lead Independent Trustee, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board. In addition, the Board has established four standing committees, a Governance and Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”. The Governance and Nominating Committee, Audit Committee, Qualified Legal Compliance Committee and Valuation Committee are comprised entirely of the Independent Trustees. The Board reviews its structure and the structure of its committees annually. The Board has

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determined that the structure and the composition of the Board, along with the function and composition of its various committees provide appropriate means to address any potential conflicts of interest that may arise given the current organizational structure and operation of the Funds.
Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Advisor as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Brown’s Trustee Attributes include her more than 45 years of experience researching funds and developing successful fund investment strategies. Ms. Brown is executive director of One Capital Management, LLC and was president of FundX Investment Group, LLC from 1997 to 2022. Prior to that, she was a key Investment Advisor and managing editor of NoLoad FundX since 1980. She joined FundX in 1978 as one of the first employees. Prior to joining FundX, she worked in Brussels with a financial services company where she specialized in mutual funds. Ms. Brown is frequently interviewed by the media on investment and mutual fund issues. She is very philanthropically oriented and sits on the board of several non-profit organizations. The Board believes Ms. Brown’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Gullett’s Trustee Attributes include twenty years leading technology companies as President or CEO (1998-2016) in areas including dynamic evolution of algorithm based trading signals, internet application infrastructure and devices, social media and e-commerce. Between 1995 and 1997, he served as SVP for Broderbund, a software company, leading product management, sales, marketing and customer service. He has served on a number of technology corporate and also non-profit boards. Previously, he served in Vice Presidential and General Manager roles (1988-1994) in Fortune 100 companies including PepsiCo and Sara Lee Corporation where he variously managed marketing, sales and operations with six thousand employees. Mr. Gullett earned his BS degree from Miami University, in Ohio, and his MBA from the Harvard Business School. Mr. Gullett has been determined to qualify as an Audit Committee financial expert for the Trust. The

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Board believes Mr. Gullett’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees support the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Keeling’s Trustee Attributes include his experience in various executive capacities with Meridian Fund, Inc. as Acting President, Chief Financial Officer and Chief Compliance Officer and with Aster Investment Management Company, Inc. as Vice President of Operations. Mr. Keeling has over twenty-five years of comprehensive experience and knowledge of investment advisor and investment company financial reporting, operations, regulatory compliance and industry practice. Prior to Meridian, he was a Certified Public Accountant and lead staff auditor with Deloitte & Touche, LLP, providing audit and assurance service to securities industry clients including broker/dealers, investment advisors and investment management companies. He was a founding member of Bay Area Chief Compliance Officers (“BAACO”) and an affiliate of the American Institute of Certified Public Accountants and the California ’40 Acts Group. Mr. Keeling earned his BA and Certificate in Accounting from the University of California, Berkeley. Mr. Keeling has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Keeling’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees support the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Lee’s Trustee Attributes include his experience as a California-registered investment advisor and principal of Resources Consolidated, a San Francisco based business consulting group with a global focus on the United States, Asia, and Europe. Mr. Lee has served as a principal and director of the iShares Delaware Trust Sponsor, LLC and as a member of its audit committee since 2009. Since 2010, Mr. Lee has served as a member of the Board of Directors of Firsthand Technology Value Fund, Inc., and since April 2013, Mr. Lee has served on the Board of Trustees of Firsthand Funds. Mr. Lee earned his BA from the University of the Pacific and an MBA from the University of Nevada, Reno, and has completed the Stanford Business School executive education program on corporate governance for directors. Mr. Lee’s experience, qualifications, attributes, and skills on an individual basis and in combination with those of the other Trustees has led the Board to conclude that he possesses the requisite Trustee skills and attributes to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has four standing committees: the Governance and Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.
The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for considering and making recommendations to the Board regarding various aspects of the Board’s responsibilities such as the Board’s size, composition, leadership structure, committees, compensation, retirement and self-assessment, among other things and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. As of the date of this SAI, the Funds had not commenced operations and the Governance and Nominating Committee have not met in regards to the Funds.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit

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and any matters bearing on the audit or the Funds' financial statements and to ensure the integrity of the Funds' pricing and financial reporting. As of the date of this SAI, the Funds had not commenced operations and the Audit Committee has not met in regards to the Funds.
The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. As of the date of this SAI, the Funds had not commenced operations and the QLCC has not met in regards to the Funds.
The Valuation Committee is comprised of all of the Independent Trustees. The Board has delegated day-to-day valuation issues to a Pricing Committee that is comprised of the Advisor’s personnel and is overseen by the Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Pricing Committee, and the actions of the Pricing Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. As of the date of this SAI, the Funds had not commenced operations and the Valuation Committee has not met in regards to the Funds.
Trustee Ownership of Fund Shares and Other Interests
As of the date of this SAI, the Funds had not commenced operations and no Trustee owned shares of the Funds.
Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds' principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds' principal underwriter or any of its affiliates.
Compensation
Set forth below is the estimated compensation to be received by the Independent Trustees from the Funds for the fiscal year ending September 30, 2024. Those Trustees who are not employees of the Advisor receive a retainer fee of $69,000 per year, as well as reimbursement for reasonable expenses incurred in connection with attendance at scheduled Board meetings and for attendance at educational and industry conferences.
The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the estimated rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ending September 30, 2024.

Aggregate Compensation from the Funds and other portfolios of the Trust
Name of Trustee/Position	FundX Global Equity ETF(1)	FundX Future Fund Opportunities ETF(1)	Total Compensation from the Funds and Fund Complex Paid to Trustees(1)
Independent Trustee
Gregg Keeling	$7,454	$14,908	$69,000
Jan Gullett	$7,454	$14,908	$69,000
Kimun Lee	$7,454	$14,908	$69,000
Interested Trustee(2)
Janet Brown	None	None	None

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(1)As the FundX Global Equity ETF and the FundX Future Fund Opportunities ETF are new, compensation paid from these Funds to the Independent Trustees are estimated amounts for the current fiscal year ending September 30, 2024. Total compensation from the Fund Complex are estimated amounts for the current fiscal year to reflect a recent change in the rate of compensation paid to Trustees.
(2)The Interested Trustee does not receive compensation from the Trust for her service as Trustee.
Codes of Ethics
The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds' shareholders. The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of the Funds is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.
Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds' interests, the Advisor will resolve such conflict in the best interests of the Funds' shareholders. Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (3) make other voting arrangements consistent with pursuing the best interests of the Funds' shareholders.
The Trust is required to file Form N-PX, with the Funds' complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-866-455-FUND [3863] and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control. As of the date of this SAI, the Funds had not commenced operations, and consequently, there were no Fund shares outstanding.
As of the date of this SAI, the Funds had not commenced operations, and consequently, the Trustees and officers of the Trust as a group did not own any shares of the Funds.
THE FUND'S INVESTMENT ADVISOR
One Capital Management, LLC (OCM) is located at 3075 Townsgate Rd, Westlake Village, California 91361, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. OCM is owned 100% by OCM Capital Partners, LLC. 51% of OCM Capital Partners, LLC is owned by CI US Holdings Inc., and 49% by OCM Holdings, LLLP.

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Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. For the services it provides the Funds, the Funds pay the Advisor a management fee based on the Funds' average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Global Equity ETF	0.70%
FundX Future Fund Opportunities ETF	0.80%
The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed certain Expense Caps. For each of the Funds the Expense Cap is 1.00%, of the average daily net assets. The Expense Caps exclude Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses. The Expense Caps will remain in effect for the period shown in the Example contained in the Prospectus and may be renewed thereafter, as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.
Portfolio Managers
The Global Equity ETF is managed by two investment committees. The investment committee for the small- and mid-cap portion of the Global Equity ETF's portfolio consists of Messrs. Gary Black and David Kalis, whom are both considered “Portfolio Managers”. The investment committee for the U.S. portion of the Global Equity ETF's portfolio consists of Messrs. Steven R. Cowley, CFA, Randol Curtis, Sean McKeon, and Lance Messervy, whom are all considered “Portfolio Managers”.
The Future Fund Opportunities ETF is managed by an investment committee consisting of Messrs. Gary Black and David Kalis, whom are both considered “Portfolio Managers”.

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The information below represents all of the other accounts managed by the portfolio managers as of June 30, 2024:
Gary Black

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$13 million	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0
Steven R. Cowley

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	2,979	$5.8 billion	0	0
Randol Curtis

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,979	$5.8 billion	0	0
David Kalis

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$13 million	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

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Sean McKeon

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,979	$5.8 billion	0	0
Lance Messervy

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,979	$5.8 billion	0	0
The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.
Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor. Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.
As of the date of this SAI, the Funds had not yet commenced operations and no shares of the Funds were owned by the portfolio managers.
THE FUND'S INVESTMENT SUB-ADVISOR
The Trust, on behalf of each Fund, and the Advisor have retained The Future Fund, LLC (the “Future Fund” or the “Sub-Advisor”), located at 330 N. Wabash Avenue, Suite 2300, Chicago, Illinois 60611, to serve as sub-advisor for each Fund. The Sub-Adviser is a registered investment adviser and Illinois limited liability company. The Sub-Advisor is owned and controlled by Gary Black and David Kalis.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision and

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oversight of the Advisor, manage the investment and reinvestment of such portion of the assets of the Funds, as the Adviser may from time to time allocate to the Sub-Adviser for management. For its services, the Advisor will pay the Sub-Advisor a management fee. The management fee paid to the Sub-Advisor is by the Advisor and not the Funds. The Funds are not responsible for payment of the sub-advisory fees.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Funds, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose (unless approved in a virtual format deemed allowable by the Commission), of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty (i) by the Board, by the Adviser, or by a majority of the outstanding Shares of the Fund, upon 60 days’ written notice to the Sub-Adviser, or (ii) by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Fund Services also acts as fund accountant and transfer agent under separate agreements.
As of the date of this SAI, the Funds had not commenced operations and the Funds have not paid fees pursuant to the Administration Agreement.
Custodian
U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and U.S. Bank N.A. are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

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Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania, 19102 serves as the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.
Cravath & Associates, LLC, 164 Willow Oak Avenue, Ocean View, Delaware 19970 serves as legal counsel to the Funds and counsel to the Independent Trustees.
SECURITIES LENDING ACTIVITIES
The Trust, on behalf of the Funds, has entered into a securities lending agreement with U.S. Bank National Association (the "Securities Lending Agent") to provide certain services related to the Funds' securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent is authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral and return collateral to the borrower.
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction. To the extent the Funds invest in other mutual funds those transactions are typically done directly with the underlying ETF company and therefore are not placed with a broker.
Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.
While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/

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or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.
Investment decisions for the Funds are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds is concerned. In other cases, however, it is believed that the ability of the Fund sto participate in volume transactions may produce better executions for such Funds.
The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may affect purchase of shares of the Funds for their customers.
Subject to the foregoing policies, brokers or dealers selected to execute the Funds' portfolio transactions may include the Funds' Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Funds' portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units-Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units-Redemption Transaction Fee”, the Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Funds' portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Funds' portfolio transactions in connection with such orders.
As of the date of this SAI, the Funds had not yet commenced operations and the Funds had not paid brokerage commissions.
CAPITAL STOCK
Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

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EXCHANGE LISTING AND TRADING
The Funds offer and issue shares at their net asset value only in aggregations of 10,000 or more Fund shares (each, a “Creation Unit”). The Funds generally offer and issue Fund shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the summary section of the Funds' Prospectus under “Buying and Selling the Fund.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.
The Fund shares are approved for listing and trading on the Exchange, subject to notice of issuance. The Fund shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the Funds will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Funds from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which the Funds' net asset value per Fund share is calculated and the trading currency is the currency in which shares of the Funds are listed and traded on the Exchange.
CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with

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an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND ISSUANCE OF FUND SHARES IN CREATION UNITS
The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Funds' shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.
Fund Deposit
The consideration for purchase of a Creation Unit of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Funds' portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the net asset value of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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The Funds, through the National Securities Clearance Corporation (the “NSCC”), make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Funds changes as portfolio adjustments and corporate action events are reflected from time to time by the Investment Advisor with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Funds' portfolio.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.
Procedures for Issuance of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Advisor may retain all or a portion of the Transaction Fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have

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executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds' investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Funds or its agents by no later than the Settlement Date. The “Settlement Date” for the Funds is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the

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Distributor. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee

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A purchase (i.e., creation) transaction fee, payable to the Funds' custodian, is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Flexible ETF will be $300 and for the Conservative ETF will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because the Funds' shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into the constituent Fund shares, and sells those Fund shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Funds' shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
REDEMPTION OF FUND SHARES IN CREATION UNITS
Fund shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such Fund shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Funds' portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. Redemptions primarily made in cash rather than in-kind may cause a Fund to incur certain expenses (e.g., brokerage, taxable gains and losses, etc.), which can have a negative effect on a Fund's NAV. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the

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Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee
A redemption transaction fee, payable to the Funds' custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds' Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Flexible ETF will be $300 and for the Conservative ETF will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund

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Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).
The Funds may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the NAV of the shares of the Funds is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
Net asset value per Fund share is computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities) by the total number of Fund shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Funds is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating the Funds' net asset value per Fund share, such Funds' investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Advisor may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market

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valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Funds' Advisor with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Advisor considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies
Dividends from net investment income, if any, are declared and paid annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.
The Funds may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of such Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service
The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Funds at NAV per share. Distributions reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
TAX INFORMATION
The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for

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careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualification as a Regulated Investment Company. The Funds have elected, and intends to qualify each year, to be treated as a RIC under Subchapter M of the Code. To qualify as a RIC, the Funds must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Funds' taxable year, (i) at least 50% of the market value of the Funds' assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Funds' assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Funds own a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of RICs) of any one issuer, in the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”
As RICs, the Funds will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Funds must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.
If, for any taxable year, the Funds were to fail to qualify as a RIC under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation at the regular corporate tax rate (currently 21%), and distributions to its shareholders would not be deductible by the Funds in computing its taxable income. In addition, in the event of a failure to qualify, the Funds' distributions, to the extent derived from the Funds' current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Funds were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, the Funds may cure a failure to qualify as RIC, but in order to do so the Funds may incur significant Fund-level taxes and may be forced to

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dispose of certain assets. If the Funds fail to qualify as a RIC for a period greater than two taxable years, the Funds would generally be required to recognize, and would generally be subject to a corporate level tax with respect to, any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
If the Funds have a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Funds' net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Funds' next taxable year, and the excess (if any) of the Funds' net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Funds' next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.
As of the date of this SAI, the Funds have not commenced operations, and therefore the Funds had no capital loss carryforwards.
Federal Excise Tax. To avoid a non-deductible excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any retained amount from the prior calendar year on which the Funds or shareholders paid no income tax. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated.
Distributions to Shareholders. The Funds receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforwards of the Funds. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.
Distributions of net investment income, including distributions of net short-term capital gains, may be taxable to shareholders as ordinary income. Distributions from the Funds' net capital gain (i.e., the excess of the Funds' net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.
In general, to the extent that the Funds receive qualified dividend income, the Funds may report a portion of the dividends it pays as qualified dividend income, which for non-corporate shareholders is subject to U.S. federal income tax rates of up to 20%. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121‑day period that begins on the date that is 60 days before the date on which the shares become “ex‑dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section

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163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Funds and to the Funds' investments in underlying dividend-paying stocks. Distributions received by the Funds from an exchange traded fund, an underlying fund taxable as a RIC, or from a REIT, will be treated as qualified dividend income only to the extent so reported by such exchange traded fund, or REIT.
To the extent that the Funds makes a distribution of income received by the Funds in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Funds' distributions exceed its current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Funds will be increased by such amount.
A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.
A dividend or other distribution by the Funds is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income for non-corporate shareholders in computing such shareholder’s liability for the alternative minimum tax. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
There is no requirement that the Funds takes into consideration any tax implications when implementing its investment strategy. The Funds (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.
Sales, Exchanges or Redemptions. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Funds by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, any loss realized upon a sale or other

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disposition of shares may be disallowed under certain wash sale rules to the extent shares of the Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
A 3.8% tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Funds would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Funds do issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Funds' ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize

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losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.
Foreign Taxes. Dividends and interest received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds' stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
Cost Basis. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Funds' shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Backup Withholding. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 24% in the case of non-exempt shareholders who: (i) has provided the Funds either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Funds that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Funds that the shareholder is a U.S. person (including a resident alien). If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.
Non-U.S. Investors. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30%

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withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Funds or their agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in the Funds will need to provide the Funds with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Funds where, for example: (i) the Funds invest in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Funds invest in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.

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THE DISTRIBUTION AND SERVICE PLANS AND THE DISTRIBUTOR
The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. If implemented, the Plan is reasonably likely to benefit the Fund and its shareholders by, among other things, increasing advertising of the Fund, encouraging purchases of Shares and services to its shareholders, and increasing or maintaining assets of the Fund that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. No payments pursuant to the Plan are currently expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
Under the Plan, the Fund is authorized to pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. If the Distributor received compensation under the Plan, the Distributor would then be permitted to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee, once implemented, would be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. If the Plan is implemented in the future, the Company intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Funds are authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Funds’ then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Funds, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Funds; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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FINANCIAL STATEMENTS
Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations.

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APPENDIX A
CORPORATE BOND RATINGS
Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor’s Ratings Group
AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.
AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

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A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI: The rating CI is reserved for income bonds on which no interest is being paid.
D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.
Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B
COMMERCIAL PAPER RATINGS
Moody’s Investors Service, Inc.
Prime‑1‑‑Issuers (or related supporting institutions) rated “Prime‑1” have a superior ability for repayment of senior short‑term debt obligations. “Prime‑1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well‑established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well‑established access to a range of financial markets and assured sources of alternate liquidity.
Prime‑2‑‑Issuers (or related supporting institutions) rated “Prime‑2” have a strong ability for repayment of senior short‑term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
Standard & Poor’s Ratings Group
A‑1‑‑This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
A‑2‑‑Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A‑1”.

FUNDX INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(b)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(c)			Instruments Defining Rights of Security Holders is incorporated by reference from the Registrant’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement (FundX ETF, FundX Aggressive ETF, FundX Conservative ETF, FundX Flexible ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

		(A)	First Amendment to the Investment Advisory Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
	(ii)		Investment Sub-Advisory Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

(ii)
First Amendment to the Distribution Agreement (FundX Flexible ETF, FundX Conservative ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

	(iii)		Second Amendment to the Distribution Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
(f)			Not applicable.
(g)	(i)
Custody Agreement between the Trust and U.S. Bank National Association (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

(ii)
First Amendment to the Custody Agreement between the Trust and U.S. Bank National Association (FundX Flexible ETF, FundX Conservative ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

	(iii)		Second Amendment to the Custody Agreement between the Trust and U.S. Bank National Association (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
(h)	(i)	(A)
Fund Administration Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

(B)
First Amendment to the Fund Administration Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

		(C)	Second Amendment to the Fund Administration Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
	(ii)	(A)
Fund Transfer Agent Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

(B)
First Amendment to the Fund Transfer Agent Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

		(C)	Second Amendment to the Fund Transfer Agent Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
	(iii)	(A)	Fund Accounting Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

(B)
First Amendment to the Fund Accounting Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on September 22, 2023.

		(C)	Second Amendment to the Fund Accounting Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
	(iv)		ETF Operating Expenses Limitation Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF) - filed herewith.
	(v)		Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.
(i)			Legal Opinion and Consent - filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)			Omitted Financial Statements - not applicable.
(l)			Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.
(m)			Rule 12b-1 Plan - filed herewith.
(n)			Rule 18f-3 Plan - not applicable.
(o)			Reserved.
(p)	(i)
Combined Code of Ethics for the Trust and the Advisor (FundX Investment Trust, FundX Investment Group) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(ii)
Code of Ethics for the Distributor (Quasar Distributors) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

	(iii)		Code of Ethics for the Sub-Adviser (The Future Fund LLC) - filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    With respect to the investment adviser (FundX Investment Group), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-54793), dated June 25, 2020. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.
(a) Quasar Distributors, LLC, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust

4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions

61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
72.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
75.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
76.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
77.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
78.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
79.Opus Small Cap Value ETF, Series of ETF Series Solutions
80.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
81.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.US Vegan Climate ETF, Series of ETF Series Solutions
89.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.First American Funds Trust
92.FundX Investment Trust
93.The Glenmede Fund, Inc.
94.The GoodHaven Funds Trust
95.Harding, Loevner Funds, Inc.
96.Hennessy Funds Trust
97.Horizon Funds
98.Hotchkis & Wiley Funds
99.Intrepid Capital Management Funds Trust
100.Jacob Funds Inc.
101.The Jensen Quality Growth Fund Inc.
102.Kirr, Marbach Partners Funds, Inc.
103.Leuthold Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
115.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
116.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
117.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

118.Kensington Active Advantage Fund, Series of Managed Portfolio Series
119.Kensington Defender Fund, Series of Managed Portfolio Series
120.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
121.Kensington Managed Income Fund, Series of Managed Portfolio Series
122.LK Balanced Fund, Series of Managed Portfolio Series
123.Muhlenkamp Fund, Series of Managed Portfolio Series
124.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
126.Olstein All Cap Value Fund, Series of Managed Portfolio Series
127.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
128.Port Street Quality Growth Fund, Series of Managed Portfolio Series
129.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
130.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
131.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
132.Reinhart International PMV Fund, Series of Managed Portfolio Series
133.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
134.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
135.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
136.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.Tremblant Global ETF, Series of Managed Portfolio Series
138.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
139.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
140.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
141.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
142.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
143.Mason Capital Fund Trust
144.Matrix Advisors Funds Trust
145.Matrix Advisors Value Fund, Inc.
146.Monetta Trust
147.Nicholas Equity Income Fund, Inc.
148.Nicholas Fund, Inc.
149.Nicholas II, Inc.
150.Nicholas Limited Edition, Inc.
151.Oaktree Diversified Income Fund Inc.
152.Permanent Portfolio Family of Funds
153.Perritt Funds, Inc.
154.Procure ETF Trust II
155.Professionally Managed Portfolios
156.Prospector Funds, Inc.
157.Provident Mutual Funds, Inc.
158.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
159.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
160.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
161.Aquarius International Fund, Series of The RBB Fund, Inc.
162.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
163.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
164.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
165.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
166.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
167.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
168.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
170.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
171.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
172.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
173.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

175.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
176.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
177.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
178.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
179.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
180.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
181.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
183.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
184.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
185.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
186.SGI Global Equity Fund, Series of The RBB Fund, Inc.
187.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
188.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
189.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
190.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
191.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
193.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
194.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
195.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
196.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
197.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
198.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
200.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
201.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
202.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
203.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
204.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
205.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
206.The RBB Fund Trust
207.RBC Funds Trust
208.Series Portfolios Trust
209.Thompson IM Funds, Inc.
210.TrimTabs ETF Trust
211.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
212.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
213.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
214.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
215.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
216.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
217.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
218.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
219.Jensen Quality Value Fund, Series of Trust for Professional Managers
220.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
221.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
222.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
223.USQ Core Real Estate Fund
224.Wall Street EWM Funds Trust
225.Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President/Chief Compliance Officer/Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	FundX Investment Group 101 Montgomery Street, Suite 2400 San Francisco, CA 94104
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities act and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on August 14, 2024.

FundX Investment Trust

By:/s/ Jeff Smith
Jeff Smith, President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	August 14, 2024
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	August 14, 2024
Jeff Smith

/s/ Jan Gullett*	Trustee	August 14, 2024
Jan Gullett

/s/ Gregg Keeling*	Trustee	August 14, 2024
Gregg Keeling

/s/ Kimun Lee*	Trustee	August 14, 2024
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	August 14, 2024
Sean McKeon	Accounting Officer

*By: /s/ Jeff Smith		August 14, 2024
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(d)(i)(A)	First Amendment to the Investment Advisory Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(d)(ii)	Investment Sub-Advisory Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(e)(iii)	Second Amendment to the Distribution Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(g)(iii)	Second Amendment to the Custody Agreement between the Trust and U.S. Bank National Association (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(h)(i)(C)	Second Amendment to the Fund Administration Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(h)(ii)(C)	Second Amendment to the Fund Transfer Agent Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(h)(iii)(C)	Second Amendment to the Fund Accounting Servicing Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(h)(iv)	ETF Operating Expenses Limitation Agreement (FundX Global Equity ETF, FundX Future Fund Opportunities ETF)
(i)	Legal Opinion and Consent
(j)	Consent of Independent Registered Public Accounting Firm
(m)	Rule 12b-1 Plan
(p)(iii)	Code of Ethics for the Sub-Adviser (The Future Fund LLC)